Lease Assets - Amounts Recognized in Administrative and Marketing Expenses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Rent expense - variable lease payments	$ 39.6	$ 43.5
Rent expense - short-term leases and leases of low-value assets	2.9	2.5
Income from subleases	(2.5)	(3.1)
Total	$ 40.0	$ 42.9